Consolidated Statements of Financial Position - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	€ 108,099	€ 48,503
Right of use assets	243,251
Current assets
Deferred tax assets	172,052	99,339
Receivables	700,079	569,578
Other current assets	1,513,452	1,753,327
Cash and cash equivalents	209,353,132	98,628,871
Total assets	212,090,064	101,099,618
Equity
Share capital	3,978,226	235,693
Share premium	278,742,900	138,034,580
Other reserves	9,774,416	1,979,875
Currency translation reserve	25,928	(4,365)
Accumulated loss	(87,568,401)	(44,459,954)
Total equity	204,953,069	95,785,829
Long term liabilities
Non-current lease liability	150,752
Current liabilities
Trade and other payables	2,490,572	830,864
Accrued liabilities	4,270,082	4,466,837
Current lease liability	99,432
Current tax payable	126,157	16,088
Total liabilities	7,136,995	5,313,789
Total equity and liabilities	€ 212,090,064	€ 101,099,618